Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion [Line Items]
Convertible notes, current portion	$ 30,525
Unamortized loan discount	(657)
Total	29,868
Unamortized debt issuance cost recorded as an asset	1,132
June 2020 Note [Member]
Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion [Line Items]
Convertible notes, current portion	15,000
Unamortized loan discount	(657)
Total	14,343
Unamortized debt issuance cost recorded as an asset
June 2021 Note [Member]
Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion [Line Items]
Convertible notes, current portion	15,525
Unamortized loan discount
Total	15,525
Unamortized debt issuance cost recorded as an asset	$ 1,132